Statement of Changes in Net Assets Available for Benefits - EBP 005 [Member]	12 Months Ended
Nov. 30, 2025 USD ($)
Contributions:
Participant contributions	$ 77,610,775
Participant rollover contributions	14,677,941
Employer matching contributions	14,107,838
Total contributions	106,396,554
Investment income:
Net appreciation in fair value of investments	79,945,080
Interest and dividends	41,715,754
Other income	100,182
Total investment income	121,761,016
Interest income on notes receivable from participants	443,189
Total additions	228,600,759
DEDUCTIONS:
Benefits paid to participants	88,393,863
Administrative expenses	118,867
Total deductions	88,512,730
Net increase	140,088,029
Beginning of year	1,287,589,543
End of year	$ 1,427,677,572